Condensed Consolidating Balance Sheet (Detail) - USD ($) $ in Thousands	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Consolidated Balance Sheet Statements Captions [Line Items]
Total current assets	$ 327,257	$ 281,732	$ 273,144
Net property, plant and equipment	1,167,048	1,095,137	1,083,640
Total assets	3,894,512	3,363,744	3,318,818
Current maturities of long-term debt	17,856	16,509
Total current liabilities	217,009	236,830	225,341
Current liabilities:
Long-term debt	2,420,294	1,874,941
Total liabilities	2,873,529	2,342,685	2,337,352
Stockholders' equity	1,020,983	1,021,059	981,466	$ 932,946	$ 861,625
Total liabilities and stockholders' equity	3,894,512	3,363,744	3,318,818
LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total current assets	326,757	281,232	272,644
Net property, plant and equipment	1,167,048	1,095,137	1,083,640
Intangibles and goodwill, net	2,350,837	1,938,861	1,869,134
Other assets	33,464	32,110	75,042
Total assets	3,878,106	3,347,340	3,300,460
Current maturities of long-term debt	17,856	16,509	15,625
Other current liabilities	196,442	215,841	205,933
Total current liabilities	214,298	232,350	221,558
Current liabilities:
Long-term debt	2,420,294	1,876,895	1,884,270
Other noncurrent liabilities	236,226	230,914	227,741
Total liabilities	2,870,818	2,340,159	2,333,569
Stockholders' equity	1,007,288	1,007,181	966,891	$ 884,490	$ 812,605
Total liabilities and stockholders' equity	3,878,106	3,347,340	3,300,460
Previously Reported [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total assets		3,391,778
Total current liabilities		241,653
Current liabilities:
Total liabilities		2,370,719
Total liabilities and stockholders' equity		3,391,778
Previously Reported [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total assets		3,373,420
Current maturities of long-term debt		21,332
Total current liabilities		237,173
Current liabilities:
Long-term debt		1,898,152
Total liabilities		2,366,239
Total liabilities and stockholders' equity		3,373,420
Lamar Media [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total current assets	11,213	6,086	12,003
Other assets	3,481,600	2,943,826	2,903,894
Total assets	3,492,813	2,949,912	2,915,897
Current maturities of long-term debt	17,856	16,509	15,625
Other current liabilities	26,061	29,268	29,281
Total current liabilities	43,917	45,777	44,906
Current liabilities:
Long-term debt	2,420,294	1,876,895	1,884,270
Other noncurrent liabilities	21,314	20,059	19,830
Total liabilities	2,485,525	1,942,731	1,949,006
Stockholders' equity	1,007,288	1,007,181	966,891
Total liabilities and stockholders' equity	3,492,813	2,949,912	2,915,897
Lamar Media [Member] | Previously Reported [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total assets		2,975,992
Current maturities of long-term debt		21,332
Total current liabilities		50,600
Current liabilities:
Long-term debt		1,898,152
Total liabilities		1,968,811
Total liabilities and stockholders' equity		2,975,992
Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total current assets	284,991	245,685	235,202
Net property, plant and equipment	1,144,605	1,072,595	1,063,741
Intangibles and goodwill, net	2,316,372	1,904,096	1,834,022
Other assets	11,776	11,451	10,413
Total assets	3,757,744	3,233,827	3,143,378
Other current liabilities	150,370	163,955	151,508
Total current liabilities	150,370	163,955	151,508
Current liabilities:
Other noncurrent liabilities	214,285	210,233	207,359
Total liabilities	364,655	374,188	358,867
Stockholders' equity	3,393,089	2,859,639	2,784,511
Total liabilities and stockholders' equity	3,757,744	3,233,827	3,143,378
Non-Guarantor Subsidiaries [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Total current assets	30,553	29,461	25,439
Net property, plant and equipment	22,443	22,542	19,899
Intangibles and goodwill, net	34,465	34,765	35,112
Other assets	312	535	13,953
Total assets	87,773	87,303	94,403
Other current liabilities	20,011	22,618	25,144
Total current liabilities	20,011	22,618	25,144
Current liabilities:
Other noncurrent liabilities	56,645	53,659	52,788
Total liabilities	76,656	76,277	77,932
Stockholders' equity	11,117	11,026	16,471
Total liabilities and stockholders' equity	87,773	87,303	94,403
Eliminations [Member] | LAMAR MEDIA CORP [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Other assets	(3,460,224)	(2,923,702)	(2,853,218)
Total assets	(3,460,224)	(2,923,702)	(2,853,218)
Current liabilities:
Other noncurrent liabilities	(56,018)	(53,037)	(52,236)
Total liabilities	(56,018)	(53,037)	(52,236)
Stockholders' equity	(3,404,206)	(2,870,665)	(2,800,982)
Total liabilities and stockholders' equity	$ (3,460,224)	(2,923,702)	$ (2,853,218)
Eliminations [Member] | Previously Reported [Member] | LAMAR MEDIA CORP [Member]
Current liabilities:
Total liabilities		$ (53,037)